SCHEDULE OF ACCOUNTS RECEIVABLE ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Impairment Effects on Earnings Per Share [Line Items]
Beginning balance		$ 272,550	$ 213,787	$ 213,787	$ 148,520
Additions	[1]			196,164	124,242
Provisions for bad debt		(43,816)	27,422	45,953
Recoveries/Write offs				(165,227)	(63,076)
Effect of translation				(18,127)	4,101
Ending balance		230,076		272,550	213,787
Provisions for bad debt		(43,816)	27,422
Accounts Receivable [Member]
Impairment Effects on Earnings Per Share [Line Items]
Beginning balance		272,550	213,787	213,787
Recoveries/Write offs		(43,816)
Effect of translation		1,342	1,181
Ending balance		230,076	242,390	$ 272,550	$ 213,787
Provisions for bad debt			$ 27,422

[1]	Due to the acquisition of subsidiaries during the years ended December 31, 2022 and 2021